EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)	12 Months Ended
	Dec. 31, 2023 Share ₪ / shares	Dec. 31, 2022 Share ₪ / shares	Dec. 31, 2021 Share ₪ / shares
Number of options
Outstanding at beginning of year	89,871,858
Outstanding at end of year	150,429,825	89,871,858
Employees and Directors [Member]
Number of options
Outstanding at beginning of year	89,871,858	40,956,214	35,981,579
Granted	64,855,380	53,696,305	6,588,200
Forfeited and expired	(3,804,175)	(4,618,062)	(1,438,642)
Exercised	(493,238)	(162,599)	(174,923)
Outstanding at end of year	150,429,825	89,871,858	40,956,214
Exercisable at end of year	51,970,635	26,663,961	18,663,353
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪ / shares	₪ 0.4	₪ 0.7	₪ 1.5
Granted | ₪ / shares	0.2	0.3	0.4
Forfeited and expired | ₪ / shares	0.7	0.8	3
Exercised | ₪ / shares	0.2	0.1	0.1
Outstanding at end of year | ₪ / shares	0.3	0.4	0.7
Exercisable at end of year | ₪ / shares	₪ 0.5	₪ 0.8	₪ 1.7